Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Group and Other Related Parties	a. Related party name and category

Related Party Name	Related Party Category
Others	Key Management Personnel

Schedule of Key Management Personnel Compensation
b.
Compensation of Key Management Personnel

	For the six months ended June 30
	2022	2023
Short-term employee benefits	$1,102,592	$1,180,189
Post-employment benefits	242,554	72,292
Share-based payments recognized	602,988	952,388
	$1,948,134	$2,204,869